Filed with the Securities and Exchange Commission on October 15, 1997.

                                                  File No. 33-13863
                                                  File No. 811-1090

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No.     11

                               and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.    22

                              The Japan Fund, Inc.
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

       X       immediately upon filing pursuant to paragraph (b)
     -----
               on May 1, 1997 pursuant to paragraph (b)
     -----

               60 days after filing pursuant to paragraph (a)(i)
     -----

               on                   pursuant to paragraph (a)(i)
     -----

               75 days after filing pursuant to paragraph (a)(ii)
     -----
               on                   pursuant to paragraph (a)(ii) of Rule 485.

     -----
If appropriate, check the following:

     ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              THE JAPAN FUND, INC.
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A

PART A

   No.     Item Caption       Prospectus Caption

   1.      Cover Page         COVER PAGE

   2.      Synopsis           EXPENSE INFORMATION

   3.      Condensed          FINANCIAL HIGHLIGHTS
           Financial
           Information

   4.      General            INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES
           Description of     Risk factors, Fund organization
           Registrant

   5.      Management of the  FUND ORGANIZATION-Investment advisers; Transfer
           Fund agent, dividend-paying and shareholder service agent; Distributor; Custodian and sub-custodian SHAREHOLDER SERVICES-A team approach to investing

  5A.      Management's       NOT APPLICABLE
           Discussion of
           Fund Performance

   6.      Capital Stock and  SHAREHOLDER SERVICES-Shareholder inquiries
           Other Securities   DISTRIBUTION AND PERFORMANCE INFORMATION-Dividends
                              and capital gain distributions
                              TRANSACTION INFORMATION-Tax information
                              SHAREHOLDER SERVICES-Dividend reinvestment plan

   7.      Purchase of        PURCHASES AND REDEMPTIONS
           Securities Being   TRANSACTION INFORMATION
           Offered            SHAREHOLDER SERVICES-Investment flexibility,
                              Low minimum investment, Dividend reinvestment plan
                              FUND ORGANIZATION-Distributor

   8.      Redemption or      PURCHASES AND REDEMPTIONS
           Repurchase         TRANSACTION INFORMATION

   9.      Pending Legal      NOT APPLICABLE
           Proceedings

                             Cross Reference Page 1

PART B

                              Caption in Statement of
Item No.  Item Caption        Additional Information

  10.     Cover Page          COVER PAGE

  11.     Table of Contents   TABLE OF CONTENTS

  12.     General             JAPAN AND THE JAPANESE ECONOMY
          Information and
          History

  13.     Investment          INVESTMENT OBJECTIVE,
          Policies and        POLICIES AND RESTRICTIONS
          Objectives

  14.     Management of the   FUND ORGANIZATION
          Fund                DIRECTORS AND OFFICERS
                              REMUNERATION

  15.     Control Persons     FUND ORGANIZATION
          and Principal       DIRECTORS AND OFFICERS
          Holders of
          Securities

  16.     Investment          INVESTMENT ADVISORY ARRANGEMENTS
          Advisory and        ADDITIONAL INFORMATION-Experts, Public Official
          Other Services      Documents, Other Information

  17.     Brokerage           BROKERAGE AND PORTFOLIO TURNOVER
          Allocation

  18.     Capital Stock and   FEATURES AND SERVICES OFFERED BY THE
          Other               FUND-Dividend Reinvestment Plan
          Securities          FUND ORGANIZATION

  19.     Purchase,           PURCHASES AND EXCHANGES REDEMPTIONS FEATURES
          Redemption and      AND SERVICES OFFERED BY THE FUND-Distribution
          Pricing of          Plans
          Securities Being    SPECIAL PLAN ACCOUNTS
          Offered             NET ASSET VALUE

  20.     Tax Status          TAXES-United States Federal Income Taxation,
                              Japanese Taxation

  21.     Underwriters        DISTRIBUTOR

  22.     Calculations of     NOT APPLICABLE
          Yield Quotations
          of Money Market
          Funds

  23.     Financial           FINANCIAL STATEMENTS
          Statements



                             Cross Reference Page 2

                                     Part A


     Part A of this Post-Effective Amendment No. 11 to the Registration Statement is incorporated by reference in its entirety to the The Japan Fund, Inc.'s current Post- Effective Amendment No. 10 on Form N-1A filed on April 28, 1997 and to its definitive Rule 497(c) filing on May 9, 1997.

                                     Part B


     Part B of this Post-Effective Amendment No. 11 to the Registration Statement is incorporated by reference in its entirety to The Japan Fund, Inc.'s current Post-Effective Amendment No. 10 on Form N-1A filed on April 28, 1996 and to its definitive Rule 497(c) filing on May 9, 1997.

                              THE JAPAN FUND, INC.

                            PART C. OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

          a.   Financial Statements:

               Included in Part A:
                    Financial Highlights for the ten fiscal years ended December 31, 1996 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement

               Included in Part B:
                    Statement of Assets and Liabilities, as of December 31, 1996 Statement of Operations for the fiscal year ended December 31, 1996
                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1996
                    Financial Highlights for the ten fiscal years ended
                    December 31, 1996
                    Notes to Financial Statements
                    Report of Independent Accountants are incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement

               Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

          b.   Exhibits:

               All references are to the Registrant's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on April 29, 1987. File nos. 33-13863 & 811-1090 (the "Registration
               Statement").

               1.   (a)  Articles of Incorporation is filed herein.

                    (b) Articles of Amendment and Restatement of the Articles of Incorporation is filed herein.

               2.   (a)  Registrant's By-Laws is filed herein.

                    (b) Amendment to Registrant's By-Laws dated January 28, 1993 is filed herein.

                    (c) Amendment to Registrant's By-Laws dated July 23, 1993 is filed herein.

                    (d) Amendment to Registrant's By-Laws dated April 25, 1996. (Incorporated by reference to Exhibit 2(d) to Post-Effective Amendment No. 10 to the Registration Statement.)

                    (e) Amendment to Registrant's By-Laws dated October 25, 1996. (Incorporated by reference to Exhibit 2(e) to Post-Effective Amendment No. 10 to the Registration Statement.)

               3.        Inapplicable.

                                Part C - Page 1

               4. Specimen of shares representing shares of capital stock of $.33 1/3 par value. (Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 2 to the Registration Statement.)

               5.   (a)  Investment Management Agreement between the
                         Registrant and Asia Management Corporation ("Asia Management") dated May 24, 1991 is filed herein.

                    (b) Advisory Agreement between Asia Management and The Nikko Research Center, Ltd. ("Nikko") dated July 1, 1986 is filed herein.

                    (c) Investment Management Agreement between Asia Management and The Nikko International Capital Management Co., Ltd. dated May 24, 1991 is filed herein.

                    (d) Agreement between Scudder, Stevens & Clark Ltd. and Asia Management dated July 24, 1984 is filed herein.

                    (e) Investment Management Agreement between the Registrant and Scudder, Stevens & Clark, Inc. dated January 1, 1994 is filed herein.

                    (f) Research Agreement between Scudder and The Nikko International Capital Management Co., Ltd. dated January 1, 1994 is filed herein.

               6. Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., formerly Scudder Fund Distributors, Inc., dated August 14, 1987 is filed herein.

               7.        Form of Directors' Retirement Plan is filed herein.

               8.   (a)  Custodian Agreement between the Registrant and Brown
                         Brothers Harriman & Co. ("Brown Brothers") is filed herein.

                    (b) Sub-Custodian Agreement between Brown Brothers Harriman & Company and Citibank, N.A. is filed herein.

                    (c) Custodian Agreement between the Registrant and Brown Brothers dated April 21, 1995. (Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 9 to the Registration Statement.)

               9.   (a)  Transfer Agency and Service Agreement and Fee Schedule
                         between the Registrant and Scudder Service
                         Corporation dated May 1, 1990 is filed
                         herein.

                    (b) Shareholder Service Agreement and Fee Schedule between the Registrant and Scudder Service Corporation dated August 14, 1987 is filed herein.

                    (c) COMPASS and TRAK 2000 Service Agreement dated July 19, 1996. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 10 to the Registration Statement.)

                                Part C - Page 2

               10.       Inapplicable.

               11.       Inapplicable.

               12.       Inapplicable.

               13.       Inapplicable.

               14.  (a)  Scudder Flexi-Plan for Corporations and Self-Employed
                         Individuals is filed herein.

                    (b)  Scudder Individual Retirement Plan is filed herein.

                    (c)  Scudder Funds 403(b) Plan is filed herein.

                    (d)  Scudder Employer - Select 403(b) Plan is filed herein.

                    (e)  Scudder Cash or Deferred Profit
                         Sharing Plan under Section 401(k) is
                         filed herein.

               15.       Inapplicable.

               16.       Performance Information is filed herein.

               17.       Inapplicable.

               18.       Inapplicable.

Item 25.  Persons Controlled by or under Common Control with Registrant

          None

Item 26.  Number of Holders of Securities as of October 13, 1997

               (1)                   (2)
            Title of              Number of
              Class              Shareholders

          Shares of                 26,198
          capital stock
          ($.33 1/3 par
          value)

Item 27.  Indemnification.

          A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent, error or accidental omission in the scope of their duties.

          Article Eighth of Registrant's Articles of Incorporation provides as follows:

               EIGHTH: Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has

                                Part C - Page 3
          been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon receipt by the Corporation of a written opinion of independent counsel selected by the Board of Directors, or the adoption by a majority of the entire Board (in which majority there shall not be included any director who shall have or shall at any time have had any financial interest adverse to the Corporation in such action, suit or proceeding or the subject matter or outcome thereof) of a resolution, to the effect that the director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The indemnity provided herein shall, in the event of the settlement of any such action, suit or proceeding, not exceed the costs and expenses (including attorneys' fees) which would reasonably have been incurred if such action, suit or proceeding had been litigated to a final conclusion. Such a determination by independent counsel or by the Board of Directors and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the director or officer was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other right to which the officers and directors may be entitled according to law.

               Reference is hereby made to the Underwriting Agreement between the registrant and Scudder Investor Services, Inc., formerly Scudder Fund Distributors, Inc., filed as Exhibit 6 to the Initial Registration Statement, with respect to the indemnification provisions thereunder.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.  Business or Other Connections of Investment Adviser

          The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

               Business and Other Connections of Board
     Name      of Directors of Registrant's Adviser

Stephen R. Beckwith    Director, Vice President, Treasurer, Chief Operating Officer & Chief
                          Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S.Birdsong        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       President & Director, The Latin America Dollar Income Fund, Inc.
                          (investment company)**

                                Part C - Page 4

                       President & Director, Scudder World Income Opportunities Fund, Inc.
                          (investment company)**
                       President, The Japan Fund, Inc. (investment company)**
                       Supervisory Director, The Latin America Income and Appreciation Fund
                          N.V. (investment company) +
                       Supervisory Director, The Venezuela High Income Fund N.V.
                          (investment company) xx
                       Supervisory Director, Scudder Mortgage Fund (investment company)+
                       Supervisory Director, Scudder Floating Rate Funds for Fannie Mae
                          Mortgage Securities I & II (investment company) + Director,
                       Canadian High Income Fund (investment company)# Director, Hot
                       Growth Companies Fund (investment company)# Director, Sovereign
                       High Yield Investment Company (investment
                          company)+
                       Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #

Nicholas Bratt         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       President & Director, Scudder New Europe Fund, Inc. (investment company)**
                       President & Director, The Brazil Fund, Inc. (investment company)**
                       President & Director, The First Iberian Fund, Inc. (investment company)**
                       President & Director, Scudder International Fund, Inc.  (investment company)**
                       President & Director, Scudder Global Fund, Inc. (President on all
                          series except Scudder Global Fund) (investment company)**
                       President & Director, The Korea Fund, Inc. (investment company)**
                       President & Director, Scudder New Asia Fund, Inc. (investment company)**
                       President, The Argentina Fund, Inc. (investment company)**
                       Vice President, Scudder, Stevens & Clark Corporation (Delaware)
                          (investment adviser)**
                       Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                       Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian
                          investment adviser) Toronto, Ontario, Canada
                       Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown       Director, Chief Administrative Officer, Scudder, Stevens & Clark,
                          Inc. (investment adviser)**
                       Trustee, Scudder GNMA Fund (investment company)* Trustee, Scudder
                       Portfolio Trust (investment company)* Trustee, Scudder U.S.
                       Treasury Fund (investment company)* Trustee, Scudder Tax Free
                       Money Fund (investment company)* Trustee, Scudder State Tax Free
                       Trust (investment company)* Trustee, Scudder Cash Investment
                       Trust (investment company)* Assistant Treasurer, Scudder Investor
                       Services, Inc.
                          (broker/dealer)*
                       Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                       Director & President, Scudder Trust Company (a trust company)+++
                       Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady         Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Director & Vice President, Scudder Investor Services, Inc.
                          (broker/dealer)*
                       Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                       Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin      Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                       Chairman & Trustee, AARP Growth Trust (investment company)**
                       Chairman & Trustee, AARP Income Trust (investment company)**
                       Chairman & Trustee, AARP Tax Free Income Trust (investment company)**

                                Part C - Page 5

                       Chairman & Trustee, AARP Managed Investment Portfolios Trust
                          (investment company)**
                       Director & Senior Vice President, Scudder Investor Services, Inc.
                          (broker/dealer)*
                       Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima    Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Assistant Treasurer, Scudder Investor Services, Inc.
                          (broker/dealer)*

Jerard K. Hartman      Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

                       Vice President, Scudder California Tax Free Trust (investment company)*
                       Vice President, Scudder Equity Trust (investment company)**
                       Vice President, Scudder Cash Investment Trust (investment company)*
                       Vice President, Scudder Fund, Inc. (investment company)**
                       Vice President, Scudder Global Fund, Inc. (investment company)**
                       Vice President, Scudder GNMA Fund (investment company)*
                       Vice President, Scudder Portfolio Trust (investment company)*
                       Vice President, Scudder Institutional Fund, Inc. (investment company)**
                       Vice President, Scudder International Fund, Inc. (investment company)**
                       Vice President, Scudder Investment Trust (investment company)*
                       Vice President, Scudder Municipal Trust (investment company)*
                       Vice President, Scudder Mutual Funds, Inc. (investment company)**
                       Vice President, Scudder New Asia Fund, Inc. (investment company)**
                       Vice President, Scudder New Europe Fund, Inc. (investment company)**
                       Vice President, Scudder Securities Trust (investment company)*
                       Vice President, Scudder State Tax Free Trust (investment company)*
                       Vice President, Scudder Funds Trust (investment company)**
                       Vice President, Scudder Tax Free Money Fund (investment company)*
                       Vice President, Scudder Tax Free Trust (investment company)*
                       Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                       Vice President, Scudder Pathway Series (investment company)*
                       Vice President, Scudder Variable Life Investment Fund (investment company)*
                       Vice President, The Brazil Fund, Inc. (investment company)**
                       Vice President, The Korea Fund, Inc. (investment company)**
                       Vice President, The Argentina Fund, Inc. (investment company)**
                       Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd.
                          (Canadian investment adviser) Toronto, Ontario, Canada
                       Vice President, The First Iberian Fund, Inc. (investment company)**
                       Vice President, The Latin America Dollar Income Fund, Inc.
                          (investment company)**
                       Vice President, Scudder World Income Opportunities Fund, Inc.
                          (investment company)**

Richard A. Holt        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       President, Montgomery Street Income Securities, Inc. (investment company) o
                       Chairman, Scudder Realty Advisors, Inc. (realty investment adviser)x

Daniel Pierce          Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Chairman, Vice President & Director, Scudder Global Fund, Inc.
                          (investment company)**
                       Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                       Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                       Chairman & Director, Scudder International Fund, Inc. (investment company)**
                       Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                       President & Trustee, Scudder Equity Trust (investment company)**

                                Part C - Page 6

                       President & Trustee, Scudder GNMA Fund (investment company)*
                       President & Trustee, Scudder Portfolio Trust (investment
                       company)* President & Trustee, Scudder Funds Trust (investment company)** President & Trustee, Scudder Securities Trust
                       (investment company)* President & Trustee, Scudder Investment
                       Trust (investment company)* President & Director, Scudder
                       Institutional Fund, Inc. (investment
                          company)**
                       President & Director, Scudder Fund, Inc. (investment company)**
                       President & Director, Scudder Mutual Funds, Inc. (investment company)**
                       Vice President & Trustee, Scudder Municipal Trust (investment company)*
                       Vice President & Trustee, Scudder Variable Life Investment Fund
                          (investment company)*
                       Vice President & Trustee, Scudder Pathway Series (investment company)*
                       Trustee, Scudder California Tax Free Trust (investment company)*
                       Trustee, Scudder State Tax Free Trust (investment company)* Vice
                       President, Montgomery Street Income Securities, Inc.
                          (investment company)o
                       Chairman & President, Scudder, Stevens & Clark of Canada, Ltd.
                          (Canadian investment adviser), Toronto, Ontario, Canada
                       Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                       Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser)
                          London, England
                       President & Director, Scudder Precious Metals, Inc. xxx
                       Vice President, Director & Assistant Secretary, Scudder Realty
                          Holdings Corporation
                          (a real estate holding company)*
                       Vice President, Director & Assistant Treasurer, Scudder Investor
                          Services, Inc. (broker/dealer)*
                       Director, Scudder Latin America Investment Trust PLC (investment
                          company)@
                       Director, Fiduciary Trust Company (banking & trust company) Boston,
                          MA
                       Director, Fiduciary Company Incorporated (banking & trust company)
                          Boston, MA
                       Trustee, New England Aquarium, Boston, MA
                       Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk       Director, Chief Legal Officer, Chief Compliance Officer and
                       Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Director, Vice President & Assistant Secretary, The Argentina Fund,
                          Inc. (investment company)**
                       Director, Vice President & Assistant Secretary, Scudder
                          International Fund, Inc. (investment company)**
                       Director, Vice President & Assistant Secretary, Scudder New Asia
                          Fund (investment company)**
                       Director, Vice President & Assistant Secretary, Scudder Global Fund,
                          Inc. (investment company)**
                       Trustee, Vice President & Assistant Secretary, Scudder Equity Trust
                          (investment company)**
                       Trustee, Vice President & Assistant Secretary, Scudder Securities
                          Trust (investment company)*
                       Trustee, Vice President & Assistant Secretary, Scudder Funds Trust
                          (investment company)**
                       Trustee, Scudder Investment Trust (investment company)*
                       Trustee, Scudder Municipal Trust (investment company)*
                       Vice President & Trustee, Scudder Cash Investment Trust (investment company)*
                       Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                       Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                       Vice President & Secretary, AARP Growth Trust (investment
                       company)** Vice President & Secretary, AARP Income Trust
                       (investment company)** Vice President & Secretary, AARP Tax Free
                       Income Trust (investment
                          company)**
                       Vice President & Secretary, AARP Cash Investment Funds (investment company)**

                                Part C - Page 7

                       Vice President & Secretary, AARP Managed Investment Portfolios Trust
                          (investment company)**
                       Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                       Vice President & Assistant Secretary, Scudder World Income
                          Opportunities Fund, Inc. (investment company)**
                       Vice President & Assistant Secretary, The Korea Fund, Inc.
                          (investment company)**
                       Vice President & Assistant Secretary, The Brazil Fund, Inc.
                          (investment company)**
                       Vice President & Assistant Secretary, Montgomery Street Income
                          Securities, Inc. (investment company)o
                       Vice President & Assistant Secretary, Scudder Mutual Funds, Inc.
                          (investment company)**
                       Vice President & Assistant Secretary, Scudder Pathway Series
                          (investment company)*
                       Vice President & Assistant Secretary, Scudder New Europe Fund, Inc.
                          (investment company)**
                       Vice President & Assistant Secretary, Scudder Variable Life
                          Investment Fund (investment company)*
                       Vice President & Assistant Secretary, The First Iberian Fund, Inc.
                          (investment company)**
                       Vice President & Assistant Secretary, The Latin America Dollar
                          Income Fund, Inc. (investment company)**
                       Vice President, Scudder Fund, Inc. (investment company)**
                       Vice President, Scudder Institutional Fund, Inc. (investment company)**
                       Vice President, Scudder GNMA Fund (investment company)*
                       Director, Senior Vice President & Clerk, Scudder Investor Services,
                          Inc. (broker/dealer)*
                       Director, Vice President & Secretary, Scudder Fund Accounting
                          Corporation (in-house fund accounting agent)*
                       Director, Vice President & Secretary, Scudder Realty Holdings
                          Corporation (a real estate holding company)*
                       Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                       Director, SFA, Inc. (advertising agency)*
                       Vice President, Director & Assistant Secretary, Scudder Precious
                          Metals, Inc. xxx

Cornelia M. Small      Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       President, AARP Cash Investment Funds (investment company)**
                       President, AARP Growth Trust (investment company)** President,
                       AARP Income Trust (investment company)** President, AARP Tax Free
                       Income Trust (investment company)** President, AARP Managed
                       Investment Portfolio Trust (investment
                          company)**

Edmond D. Villani      Director, President & Chief Executive Officer, Scudder, Stevens &
                          Clark, Inc. (investment adviser)**
                       Chairman & Director, The Argentina Fund, Inc. (investment company)**
                       Chairman & Director, The Latin America Dollar Income Fund, Inc.
                          (investment company)**
                       Chairman & Director, Scudder World Income Opportunities Fund, Inc.
                          (investment company)**
                       Supervisory Director, Scudder Mortgage Fund (investment company) +
                       Supervisory Director, Scudder Floating Rate Funds for Fannie Mae
                          Mortgage Securities I & II (investment company)+
                       Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                       Director, The Brazil Fund, Inc. (investment company)**
                       Director, Indosuez High Yield Bond Fund (investment company)
                          Luxembourg
                       President & Director, Scudder, Stevens & Clark Overseas
                          Corporation oo
                       President & Director, Scudder, Stevens & Clark Corporation
                          (Delaware) (investment adviser)**

                                Part C - Page 8

                       Director, Scudder Realty Advisors, Inc. (realty investment adviser)x
                       Director, IBJ Global Investment Management S.A., (Luxembourg
                          investment management company) Luxembourg, Grand-Duchy of
                          Luxembourg

Stephen A. Wohler      Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                       Vice President, Montgomery Street Income Securities, Inc.
                          (investment company)o

     *    Two International Place, Boston, MA
     x    333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     ++   Two Prudential Plaza, 180 N. Stetson Avenue,
          Chicago, IL
     +++  5 Industrial Way, Salem, NH
     o 101 California Street, San Francisco, CA # Soci,t, Anonyme, 47, Boulevard Royal, L-2449
          Luxembourg, R.C. Luxembourg B 34.564
     +    John B. Gorsiraweg 6, Willemstad Curacao,
          Netherlands Antilles
     xx   De Ruyterkade 62, P.O. Box 812, Willemstad
          Curacao, Netherlands Antilles
     ##   2 Boulevard Royal, Luxembourg
     ***  B1 2F3F 248 Section 3, Nan King East Road, Taipei,
          Taiwan
     xxx  Grand Cayman, Cayman Islands, British West Indies
     oo   20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     @    c/o Sinclair Hendersen Limited, 23 Cathedral Yard,
          Exeter, Devon, U.K.

Item 29.       Principal Underwriters.

     (a)  Scudder California Tax Free Trust
          Scudder Cash Investment Trust
          Scudder Equity Trust
          Scudder Fund, Inc.
          Scudder Funds Trust
          Scudder Global Fund, Inc.
          Scudder GNMA Fund
          Scudder Institutional Fund, Inc.
          Scudder International Fund, Inc.
          Scudder Investment Trust
          Scudder Municipal Trust
          Scudder Mutual Funds, Inc.
          Scudder Pathway Series
          Scudder Portfolio Trust
          Scudder Securities Trust
          Scudder State Tax Free Trust
          Scudder Tax Free Money Fund
          Scudder Tax Free Trust
          Scudder U.S. Treasury Money Fund
          Scudder Variable Life Investment Fund
          AARP Cash Investment Funds
          AARP Growth Trust
          AARP Income Trust
          AARP Tax Free Income Trust
          AARP Managed Investment Portfolios Trust
          The Japan Fund, Inc.

                                Part C - Page 9

     (b)

     (1)                           (2)                          (3)

     Name and Principal            Position and Offices with     Positions and
     Business                      Scudder Investor Services,    Offices with
     Address                       Inc.                          Registrant

     Lynn S. Birdsong              Senior Vice President         President
     345 Park Avenue
     New York, NY 10154

     E. Michael Brown              Assistant Treasurer           None
     Two International Place
     Boston, MA  02110

     Mark S. Casady                Director and Vice President   None
     Two International Place
     Boston, MA  02110

     Linda Coughlin                Director and Senior Vice      None
     Two International Place       President
     Boston, MA  02110

     Richard W. Desmond            Vice President                None
     345 Park Avenue
     New York, NY  10154

     Paul J. Elmlinger             Senior Vice President and     None
     345 Park Avenue               Assistant Clerk
     New York, NY  10154

     Margaret D. Hadzima           Assistant Treasurer           None
     Two International Place
     Boston, MA  02110

     Thomas W. Joseph              Director, Vice President,     Vice
     Two International Place       Treasurer and Assistant       President
     Boston, MA 02110              Clerk

     David S. Lee                  Director, President and       None
     Two International Place       Assistant
     Boston, MA 02110              Treasurer

     Thomas F. McDonough           Clerk                         Assistant
     Two International Place                                     Secretary
     Boston, MA 02110

     Thomas H. O'Brien             Assistant Treasurer           None
     345 Park Avenue
     New York, NY  10154

     Edward J. O'Connell           Assistant Treasurer           Vice
     345 Park Avenue                                             President
     New York, NY 10154

                                Part C - Page 10

     Name and Principal            Position and Offices with     Positions and
     Business                      Scudder Investor Services,    Offices with
     Address                       Inc.                          Registrant

     Daniel Pierce                 Director, Vice President      None
     Two International Place       and Assistant Treasurer
     Boston, MA 02110

     Kathryn L. Quirk              Director, Senior Vice         Vice
     345 Park Avenue               President and Assistant       President and
     New York, NY  10154           Clerk                         Secretary

     Robert A. Rudell              Vice President                None
     Two International Place
     Boston, MA 02110

     Edmund J. Thimme              Vice President                None
     345 Park Avenue
     New York, NY  10154

     Benjamin Thorndike            Vice President                None
     Two International Place
     Boston, MA 02110

     Sydney S. Tucker              Vice President                None
     Two International Place
     Boston, MA 02110

     David B. Watts                Assistant Treasurer           None
     Two International Place
     Boston, MA 02110

     Linda J. Wondrack             Vice President                None
     Two International Place
     Boston, MA 02110

     The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this
     Item 29.

     (c)

             (1)                 (2)                (3)                  (4)             (5)
                          Net Underwriting     Compensation on
      Name of Principal     Discounts and        Redemptions          Brokerage        Other
         Underwriter         Commissions       and Repurchases       Commissions     Compensation

      Scudder Investor          None                None                None           None
       Services, Inc.

Item 30.  Location of Accounts and Records.

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant at its offices, 345 Park Avenue, New York, NY 10154 with the exception of the accounts, books and other documents relating to the duties of the registrant's custodian, which are maintained by the registrant's custodian, Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. Records relating

                                Part C - Page 11
          to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110- 4103.

Item 31.  Management Services.

          Inapplicable.

Item 32.  Undertakings.

          Inapplicable.

                                Part C - Page 12

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 10th day of October, 1997.

                                   THE JAPAN FUND, INC.


                                   By/s/Lynn Birdsong
                                     ---------------------------
                                     Lynn Birdsong
                                     President


     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                         TITLE                          DATE


/s/Henry Rosovsky
---------------------------
Henry Rosovsky*                   Chairman of the Board and      October 10, 1997
                                  Director


/s/Lynn Birdsong
---------------------------
Lynn Birdsong                     President (Principal           October 10, 1997
                                  Executive  Officer)


/s/Gina Provenzano
---------------------------
Gina Provenzano*                  Treasurer (Principal           October 10, 1997
                                  Financial and Accounting
                                  Officer) and Vice
                                  President


/s/William L. Givens
---------------------------
William L. Givens*                Director                       October 10, 1997


/s/William H. Gleysteen, Jr
---------------------------
William H. Gleysteen, Jr. *       Director                       October 10, 1997

/s/John F. Loughran
---------------------------
John F. Loughran*                 Director                       October 10, 1997


/s/Yoshihiko Miyauchi
---------------------------
Yoshihiko Miyauchi*               Director                       October 10, 1997



/s/William V. Rapp
---------------------------
William V. Rapp*                  Director                       October 10, 1997



/s/O. Robert Theurkauf
---------------------------
O. Robert Theurkauf*              Director                       October 10, 1997



/s/Shoji Umemura
---------------------------
Shoji Umemura*                    Director                       October 10, 1997



/s/Hiroshi Yamanaka
---------------------------
Hiroshi Yamanaka*                 Director                       October 10, 1997





*By:/s/Kathryn L. Quirk
---------------------------
  Kathryn L. Quirk,
  Attorney-in-fact pursuant to
  powers of attorney contained
  in the signature pages of Post-
  Effective Amendment No. 9
  to the Registration Statement.

                                                  File No. 33-13863
                                                  File No. 811-1090








               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C.  20549


                            EXHIBITS

                               TO

                            FORM N-1A

                 POST-EFFECTIVE AMENDMENT NO. 11

                    TO REGISTRATION STATEMENT

                              UNDER

                   THE SECURITIES ACT OF 1933

                               AND

                        AMENDMENT NO. 22

                    TO REGISTRATION STATEMENT

                              UNDER

               THE INVESTMENT COMPANY ACT OF 1940



                      THE JAPAN FUND, INC.

                         THE JAPAN FUND

                          EXHIBIT INDEX


                          Exhibit 1(a)

                          Exhibit 1(b)

                          Exhibit 2(a)

                          Exhibit 2(b)

                          Exhibit 5(a)

                          Exhibit 5(b)

                          Exhibit 5(c)

                          Exhibit 5(d)

                          Exhibit 5(e)

                          Exhibit 5(f)

                            Exhibit 6

                            Exhibit 7

                          Exhibit 8(a)

                          Exhibit 8(b)

                         Exhibit 9(a)(1)

                         Exhibit 9(b)(1)

                          Exhibit 14(a)

                          Exhibit 14(b)

                          Exhibit 14(c)

                          Exhibit 14(d)

                          Exhibit 14(e)

                           Exhibit 16